Company Business (Details) $ in Millions, $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 07, 2022	Oct. 31, 2023	Dec. 31, 2022	Dec. 31, 2024 USD ($)		Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure Of Parent Entity Information [line items]
Controlling interest				$ 1,283	[1]	$ 26,735	$ 65,689	$ 23,909
IFS TopCo LLC
Disclosure Of Parent Entity Information [line items]
Economic ownership percentage		37.10%		37.10%		37.10%	37.10%
Series D shares
Disclosure Of Parent Entity Information [line items]
Controlling interest						$ 14,345	$ 18,026	12,117
Net controlling interest income allocated from discontinued operations						62	17,373	767
Series B shares
Disclosure Of Parent Entity Information [line items]
Controlling interest						12,275	15,425	10,369
Net controlling interest income allocated from discontinued operations						$ 53	$ 14,865	$ 656
Heineken Group
Disclosure Of Parent Entity Information [line items]
Economic ownership percentage				0.90%		0.90%	0.90%
Coca-Cola FEMSA
Disclosure Of Parent Entity Information [line items]
Percentage of ownership interest of subsidiary				47.20%		47.20%	47.20%
Percentage of voting share in subsidiary				56.00%		56.00%	56.00%
Percentage of shares traded as american depositary shares				25.00%		25.00%
Coca-Cola FEMSA | The Coca-Cola company
Disclosure Of Parent Entity Information [line items]
Percentage of ownership interest of subsidiary				27.80%		27.80%
Proximity Americas Division
Disclosure Of Parent Entity Information [line items]
Percentage of ownership interest of subsidiary				100.00%		100.00%	100.00%
Proximity Europe Division
Disclosure Of Parent Entity Information [line items]
Percentage of ownership interest of subsidiary				100.00%		100.00%	100.00%
Fuel Division
Disclosure Of Parent Entity Information [line items]
Percentage of ownership interest of subsidiary				100.00%		100.00%	100.00%
Health Division
Disclosure Of Parent Entity Information [line items]
Percentage of ownership interest of subsidiary				100.00%		100.00%	100.00%
Other businesses
Disclosure Of Parent Entity Information [line items]
Percentage of ownership interest of subsidiary				100.00%		100.00%	100.00%
IFS TopCo
Disclosure Of Parent Entity Information [line items]
Economic ownership percentage				37.00%		37.00%
Valora
Disclosure Of Parent Entity Information [line items]
Percentage of ownership interest of subsidiary	96.87%		98.15%				100.00%

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4